                            GROUP VARIABLE CONTRACTS
                             SEPARATE ACCOUNT ELEVEN
                              STATE OF CONNECTICUT
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford's Ratings" in the "Hartford Life Insurance Company" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

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                                     EFFECTIVE DATE
        RATINGS AGENCY                  OF RATING                    RATING                  BASIS OF RATING
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            Fitch                        9/19/02                       AA                 Claims paying ability
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  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4065
333-72042